Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	1-36518
Entity Registrant Name	XPLR INFRASTRUCTURE, LP
Entity Tax Identification Number	30-0818558
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, City or Town	Juno Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	694-4000
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001603145
Trading Symbol	XIFR